Business Segment and Geographic Region Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segment Information - Net sales, Segment operating profit (lLoss), and Corporate

	2012	2011	2010
Net sales
Electrical Products	$3,846	$3,619	$3,390
Electrical Systems and Services	3,872	3,557	3,033
Hydraulics	2,960	2,835	2,212
Aerospace	1,719	1,648	1,536
Vehicle	3,914	4,390	3,544
Total net sales	$16,311	$16,049	$13,715

Segment operating profit
Electrical Products	$640	$531	$490
Electrical Systems and Services	424	352	303
Hydraulics	369	438	279
Aerospace	213	244	220
Vehicle	570	695	408
Total segment operating profit	2,216	2,260	1,700

Corporate
Amortization of intangible assets	(195)	(190)	(181)
Interest expense - net	(208)	(118)	(136)
Pension and other postretirement benefits expense	(162)	(142)	(120)
Inventory step-up adjustment	(42)	(5)	—
Other corporate expense - net	(358)	(252)	(227)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	$1,217	$1,350	$929

Business Segment Information - Acquisition integration charges
Business segment operating profit was reduced by acquisition integration charges as follows:

	2012	2011	2010
Electrical Products	$4	$1	$23
Electrical Systems and Services	13	9	12
Hydraulics	16	4	1
Aerospace	—	—	4
Total	$33	$14	$40

Business Segment Information - Identifiable assets, Capital expenditures for property, plant, and equipment, and Depreciation of property, plant, and equipment
Business Segment Information

	2012	2011	2010
Identifiable assets
Electrical Products	$3,284	$1,653	$1,739
Electrical Systems and Services	2,449	1,242	1,163
Hydraulics	1,427	1,265	1,080
Aerospace	806	754	726
Vehicle	1,698	1,783	1,770
Total identifiable assets	9,664	6,697	6,478
Goodwill	14,211	5,537	5,454
Other intangible assets	7,468	2,192	2,272
Corporate	4,941	3,447	3,048
Total assets	$36,284	$17,873	$17,252

Capital expenditures for property, plant and equipment
Electrical Products	$108	$76	$77
Electrical Systems and Services	47	41	31
Hydraulics	60	70	45
Aerospace	27	21	21
Vehicle	148	172	120
Total	390	380	294
Corporate	203	188	100
Total expenditures for property, plant and equipment	$593	$568	$394

Depreciation of property, plant and equipment
Electrical Products	$78	$74	$76
Electrical Systems and Services	42	37	35
Hydraulics	61	54	52
Aerospace	26	26	25
Vehicle	136	147	153
Total	343	338	341
Corporate	38	29	28
Total depreciation of property, plant and equipment	$381	$367	$369

Geographic Region Information - Net sales and long-lived assets
Net sales are measured based on the geographic destination of sales. Long-lived assets consist of property, plant and equipment-net.

	2012	2011	2010
Net sales
United States	$7,789	$7,165	$6,166
Canada	918	815	666
Latin America	1,588	1,952	1,629
Europe	3,997	4,092	3,532
Asia Pacific	2,019	2,025	1,722
Total	$16,311	$16,049	$13,715

Long-lived assets
United States	$1,931	$1,227	$1,102
Canada	34	27	25
Latin America	348	247	275
Europe	845	649	664
Asia Pacific	665	452	411
Total	$3,823	$2,602	$2,477